Mar. 16, 2022
Discovery Portfolio
Discovery Portfolio

Prospectus Supplement

March 16, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated March 16, 2022, to the Morgan Stanley Institutional Fund Trust Prospectuses dated January 28, 2022

Discovery Portfolio Dynamic Value Portfolio Global Strategist Portfolio (the "Funds")

The following changes will take effect on April 29, 2022:

•  Class IS shares of the Funds will be renamed Class R6 shares;

•  The minimum initial investment amount for Class I shares of the Funds will be reduced to $1 million;

•  The minimum initial investment amount for Class R6 shares of the Funds will be reduced to $5 million;

•  The contingent deferred sales charge holding period for Class A shares of the Funds that are not subject to any sales charges at the time of purchase will be reduced to 12 months after purchase; and

•  The dollar amount at which investors may qualify for a sales charge discount for Class A shares of a Fund will be increased to $50,000. Accordingly, the cumulative net asset value per share of Class A shares of a Fund being purchased in a single transaction (together with other shares of Morgan Stanley Funds), as described in the section "Fund Summary—Fees and Expenses" in the Prospectus, at which investors may qualify for a sales charge discount will be $50,000 or more. In addition, the front-end sales charge schedule for Class A shares of the Funds as well as the dealer commission as a percentage of offering price schedule will be amended.

Accordingly, the following changes will be made to each Prospectus effective April 29, 2022:

Each instance of "Class IS" in each Prospectus is hereby deleted and replaced with "Class R6."

In the section of the Prospectus entitled "Fund Summary—Fees and Expenses", the dollar amount at which investors may qualify for a sales charge discount for Class A shares of a Fund will be increased to $50,000 or more.

Footnote 1 in the section of each Prospectus entitled "Fund Summary—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 12 months after purchase, except for certain specific circumstances. See "Shareholder Information—How To Redeem Fund Shares" for further information about the CDSC waiver categories.

Please retain this supplement for future reference.